CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 30, 2020
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Class A common stock [Member]
Ordinary shares, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, subject to possible redemption issued	3,945,298	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption	8,202,277	23,000,000	23,000,000
Class B common stock
Ordinary shares, par value (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000